ACCRUED COMPENSATION PAYABLE TO OFFICERS AND DIRECTORS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Accrued Compensation Payable To Officers And Directors
Accrued salaries for former directors	$ 166,636	$ 167,475